Long-Term Debt	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Long-Term Debt
Note 9     Long-Term Debt
(a) Carrying value of long-term debt instruments

As at December 31,	Issue date	Maturity date	Par value	2021	2020
3.050% Senior notes (1),(2)	August 27, 2020	August 27, 2060	US$ 1,155	$1,455	$1,460
4.70% Senior notes (1),(3)	June 23, 2016	June 23, 2046	US$ 1,000	–	1,265
5.375% Senior notes (1),(4)	March 4, 2016	March 4, 2046	US$ 750	939	943
2.396% Senior notes (1),(4)	June 1, 2020	June 1, 2027	US$ 200	253	254
2.484% Senior notes (1),(4)	May 19, 2020	May 19, 2027	US$ 500	630	632
3.527% Senior notes (1),(4)	December 2, 2016	December 2, 2026	US$ 270	342	343
4.150% Senior notes (1),(4)	March 4, 2016	March 4, 2026	US$ 1,000	1,263	1,267
Total				$4,882	$6,164

(1)
These U.S. dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement
of these senior notes into Canadian dollars.

(2)
MFC may redeem the notes in whole, but not in part, on August 27, 2025, and thereafter on every August 27 at a redemption price equal to par, together with accrued and unpaid interest. Issue costs are amortized to the earliest par redemption date.

(3)	The Company redeemed in full the 4.70% Senior notes at par on, June 23, 2021, the earliest par redemption date.
(4)
MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond, from redemption date to the respective maturity date, plus a specified number of basis points. The specified number of basis points is as follows: 5.375% - 40 bps, 2.396% - 30 bps, 2.484% - 30 bps, 3.527% - 20 bps, and 4.150% - 35 bps. Issue costs are amortized over the term of the debt.

The cash amount of interest paid on long-term debt during the year ended December 31, 2021 was $210 (2020 – $229).

(b) Fair value measurement
Fair value of long-term debt instruments is determined using the following hierarchy:
Level 1 – Fair value is determined using quoted market prices where available.
Level 2 – When quoted market prices are not available, fair value is determined with reference to quoted prices of similar debt instruments or estimated using discounted cash flows based on observable market rates.
The Company measures long-term debt at amortized cost in the Consolidated Statements of Financial Position. As at December 31, 2021, the fair value of long-term debt was $5,439 (2020 – $7,042). Fair value of long-term debt was determined using Level 2 valuation techniques (2020 – Level 2).
(c) Aggregate maturities of long-term debt

As at December 31	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2021	$–	$–	$1,605	$3,277	$4,882
2020	–	–	–	6,164	6,164